Income Tax (Details) - Schedule of Reconciliation of the Expected Income Tax Benefits to the Actual Income Tax Provision (Parentheticals)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery [Abstract]
Statutory rate	17.00%	17.00%